Expense Example - Classes ACS - DWS Massachusetts Tax-Free Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 361
3 Years	560
5 Years	774
10 Years	1,392
Class C
Expense Example:
1 Year	265
3 Years	530
5 Years	920
10 Years	1,808
INST Class
Expense Example:
1 Year	63
3 Years	207
5 Years	364
10 Years	819
Class S
Expense Example:
1 Year	63
3 Years	227
5 Years	404
10 Years	$ 918